NON-CONTROLLING INTERESTS - Net Change in Participating Non-controlling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Capital contributions	$ 2,993	$ 2,131	$ 1,121
Return of capital	(140)
Disposals	(449)	(75)	(395)
Distributions	(29)	(27)	(9)
Acquisitions through business combinations	414
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Beginning Balance	14,755
Net income (loss)	619	334	209
Capital contributions	2,993	2,131	1,121
Return of capital	(140)
Disposals	(449)	(75)	(395)
Acquisitions through business combinations	414
Ending Balance	18,863	14,755
Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	14,755	12,303	11,100
Net income (loss)	619	334	209
Other comprehensive income (loss)	(1,364)	(1,248)	(839)
Capital contributions	2,993	2,131	1,121
Return of capital	(140)
Disposals	(449)	(75)	(395)
Distributions	(870)	(1,275)	(810)
Distributions	1,428
Acquisitions through business combinations	414
Other	735	89	239
Ending Balance	18,863	14,755	12,303
Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Beginning Balance	477
Net income (loss)	27	19	5
Ending Balance	75	477
Brookfield Americas Infrastructure Fund | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	477	685	1,002
Net income (loss)	27	19	5
Other comprehensive income (loss)	(43)	103	122
Capital contributions	0	0	0
Return of capital	0
Disposals	(388)	(54)	(181)
Distributions		(71)	(18)
Distributions	25
Acquisitions through business combinations	0
Other	27	1	(1)
Ending Balance	$ 75	477	685
Brookfield Americas Infrastructure Fund | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	75.00%
Brookfield Americas Infrastructure Fund | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	78.00%
Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Beginning Balance	$ 2,617
Net income (loss)	64	(31)	43
Ending Balance	2,463	2,617
Brookfield Infrastructure Fund II | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	2,617	2,253	1,994
Net income (loss)	64	(31)	43
Other comprehensive income (loss)	(96)	(449)	(445)
Capital contributions	0	4	6
Return of capital	0
Disposals	0	0	(214)
Distributions		(59)	(32)
Distributions	123
Acquisitions through business combinations	0
Other	1	1	11
Ending Balance	$ 2,463	2,617	$ 2,253
Brookfield Infrastructure Fund II | Bottom of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	43.00%
Brookfield Infrastructure Fund II | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			0.0043%
Brookfield Infrastructure Fund II | Top of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	60.00%
Brookfield Infrastructure Fund II | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			0.006%
Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Beginning Balance	$ 1,675
Net income (loss)	56	31	$ 2
Ending Balance	1,713	1,675
Brookfield Infrastructure Fund III | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	3,490	3,618	3,623
Net income (loss)	108	144	(16)
Other comprehensive income (loss)	356	(212)	(196)
Capital contributions	1	0	10
Return of capital	0
Disposals	(32)	(21)	0
Distributions		(460)	(350)
Distributions	695
Acquisitions through business combinations	0
Other	(14)	(3)	155
Ending Balance	$ 3,214	3,490	$ 3,618
Brookfield Infrastructure Fund III | Bottom of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	69.00%
Brookfield Infrastructure Fund III | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			0.0069%
Brookfield Infrastructure Fund III | Top of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	71.00%
Brookfield Infrastructure Fund III | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			0.0071%
Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	75.00%
Brookfield Infrastructure Fund IV | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	$ 2,134	1,410	$ 410
Net income (loss)	43	16	38
Other comprehensive income (loss)	235	(425)	(150)
Capital contributions	162	301	924
Return of capital	0
Disposals	0	0	0
Distributions		(3)	(114)
Distributions	172
Acquisitions through business combinations	0
Other	9	(15)	2
Ending Balance	$ 2,411	2,134	1,410
Brookfield Infrastructure Fund V | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	71.00%
Brookfield Infrastructure Fund V | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	$ 0	0	0
Net income (loss)	291	0	0
Other comprehensive income (loss)	0	0	0
Capital contributions	410	0	0
Return of capital	140
Disposals	0	0	0
Distributions		0	0
Distributions	0
Acquisitions through business combinations	0
Other	356	0	0
Ending Balance	917	0	0
Brookfield Global Transition Fund I
Disclosure of subsidiaries [line items]
Beginning Balance	1,461
Net income (loss)	20	(50)	0
Ending Balance	3,682	1,461
Brookfield Global Transition Fund I | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	1,461	0	0
Net income (loss)	20	(50)	0
Other comprehensive income (loss)	294	(9)	0
Capital contributions	2,045	1,484	0
Return of capital	0
Disposals	(26)	0	0
Distributions		(14)	0
Distributions	81
Acquisitions through business combinations	0
Other	(31)	32	0
Ending Balance	$ 3,682	1,461	0
Brookfield Global Transition Fund I | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	77.00%
Brookfield Global Transition Fund I | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	80.00%
Brookfield Global Transition Fund II | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	$ 0	0	0
Net income (loss)	1	0	0
Other comprehensive income (loss)	(3)	0	0
Capital contributions	298	0	0
Return of capital	0
Disposals	0	0	0
Distributions		0	0
Distributions	0
Acquisitions through business combinations	0
Other	0	0	0
Ending Balance	$ 296	0	0
Brookfield Global Transition Fund II | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	50.00%
Brookfield Global Transition Fund II | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	51.00%
Canadian Hydroelectric Portfolio
Disclosure of subsidiaries [line items]
Beginning Balance	$ 1,194
Net income (loss)	16	20	4
Ending Balance	$ 1,332	1,194
Proportion of ownership interests held by non-controlling interests	50.00%
Canadian Hydroelectric Portfolio | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	50.00%
Canadian Hydroelectric Portfolio | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	$ 1,148	974	627
Net income (loss)	15	20	4
Other comprehensive income (loss)	2	(187)	(163)
Capital contributions	0	0	0
Return of capital	0
Disposals	0	0	0
Distributions		(37)	(25)
Distributions	42
Acquisitions through business combinations	0
Other	165	4	205
Ending Balance	1,288	1,148	974
The Catalyst Group
Disclosure of subsidiaries [line items]
Beginning Balance	115
Net income (loss)	7	11	16
Ending Balance	$ 122	115
Proportion of ownership interests held by non-controlling interests	25.00%
The Catalyst Group | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	25.00%
The Catalyst Group | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	$ 115	132	97
Net income (loss)	7	11	16
Other comprehensive income (loss)	3	19	(28)
Capital contributions	0	0	0
Return of capital	0
Disposals	0	0	0
Distributions		(9)	(8)
Distributions	3
Acquisitions through business combinations	0
Other	0	0	(1)
Ending Balance	$ 122	115	132
Isagen institutional partners
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	77.00%
Isagen institutional partners | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	$ 2,159	2,442	2,651
Net income (loss)	98	179	113
Other comprehensive income (loss)	603	(67)	107
Capital contributions	0	0	0
Return of capital	0
Disposals	0	0	0
Distributions		(524)	(215)
Distributions	156
Acquisitions through business combinations	0
Other	0	(5)	0
Ending Balance	$ 2,704	2,159	2,442
Isagen public non-controlling interests
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	0.30%
Isagen public non-controlling interests | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	$ 14	13	14
Net income (loss)	1	1	1
Other comprehensive income (loss)	4	(1)	0
Capital contributions	0	0	0
Return of capital	0
Disposals	0	0	0
Distributions		(1)	(1)
Distributions	1
Acquisitions through business combinations	0
Other	0	0	(1)
Ending Balance	18	14	13
Other | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	1,140	776	682
Net income (loss)	(56)	25	5
Other comprehensive income (loss)	9	(20)	(86)
Capital contributions	77	342	181
Return of capital	0
Disposals	(3)	0	0
Distributions		(97)	(47)
Distributions	130
Acquisitions through business combinations	414
Other	222	74	(131)
Ending Balance	$ 1,673	1,140	776
Other | Bottom of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	0.30%
Other | Top of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	72.00%
TerraForm Power
Disclosure of subsidiaries [line items]
Beginning Balance	$ 1,452
Net income (loss)	(43)	31	(109)
Ending Balance	$ 847	1,452
Proportion of ownership interests held by non-controlling interests	41.70%
TerraForm Power | Brookfield Global Infrastructure Income Fund
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	6.80%
TerraForm Power | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	42.00%
Isagen
Disclosure of subsidiaries [line items]
Beginning Balance	$ 3,146
Net income (loss)	144	257	$ 162
Ending Balance	$ 3,948	$ 3,146
Proportion of ownership interests held by non-controlling interests	77.40%
Isagen | Brookfield Global Infrastructure Income Fund
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	1.50%
Isagen | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	77.00%